Shareholders’ Equity - Schedule of RSUs Activity (Details) - RSUs [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of RSUs Activity [Line Items]
Amount of RSUs, Outstanding beginning | shares
Weighted Average Grant date Fair Value per Share, Outstanding beginning | $ / shares
Amount of RSUs, Granted | shares	1,560,165
Weighted Average Grant date Fair Value per Share, Granted | $ / shares	$ 1.045
Amount of RSUs, Forfeited | shares
Weighted Average Grant date Fair Value per Share, Forfeited | $ / shares
Amount of RSUs, Vested | shares	283,999
Weighted Average Grant date Fair Value per Share, Vested | $ / shares	$ 0.95
Amount of RSUs, Unvested and Outstanding ending | shares	1,276,166
Weighted Average Grant date Fair Value per Share, Unvested and Outstanding ending | $ / shares	$ 1.25